LEASES - Schedule of Lease Liability Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
2023	$ 7,046
2024	6,454
2025	8,154
2026	2,684
2027	2,655
Thereafter	6,296
Total lease payments	33,289
Less: present value discount	(3,404)
Total finance lease liability	29,885	$ 40,719
Operating Leases
2023	95,934
2024	81,423
2025	69,907
2026	56,774
2027	48,340
Thereafter	117,130
Total lease payments	469,508
Less: present value discount	(67,268)
Total operating lease liability	$ 402,240